Summary of Investments Other than Investments in Related Parties (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments [Line Items]
Available-for-sale	€ 88,170	€ 109,860
Fair value through profit or loss	7,119	5,142
Financial assets	134,658	154,304
Investments in real estate	2,147	€ 1,999	€ 1,990
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	436
Fair value through profit or loss	1,021
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	4,150
Financial assets	39,368
Other investments at fair value through profit or loss	1,898
Cost [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	81,130
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,624
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	8,011
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	4,799
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	11,746
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	7,326
Cost [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	37,168
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	6,690
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	765
Cost [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	33,562
Cost [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	3,642
Cost [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	139
Cost [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,897
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	127
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	141,858
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	490
Fair value through profit or loss	1,062
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	4,144
Financial assets	44,422
Other investments at fair value through profit or loss	1,914
Fair value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	87,681
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,698
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	8,846
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	5,781
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	12,568
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	7,694
Fair value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	40,613
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	6,690
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	791
Fair value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	38,076
Fair value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,181
Fair value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	139
Fair value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,897
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	127
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	2,147
Book value [member]
Disclosure of investments [Line Items]
Financial assets	136,804
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	490
Fair value through profit or loss	1,062
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	4,144
Financial assets	39,368
Other investments at fair value through profit or loss	1,914
Book value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	87,681
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,698
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	8,846
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	5,781
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	12,568
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	7,694
Book value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	40,613
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	6,690
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	791
Book value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	33,562
Book value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	3,642
Book value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	139
Book value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,897
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	127
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 2,147